Summary of principal accounting policies - Property, equipment and software and Capitalized Software Development Cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of principal accounting policies
Property, plant and equipment estimated useful lives	3 years
Software development cost capitalized	¥ 257	¥ 3,072	¥ 5,677
Amortization expense for capitalized software costs	4,305	4,890	¥ 3,679
Unamortized amount of capitalized internal use software development costs	¥ 2,774	¥ 6,822
Cabinets | Minimum
Summary of principal accounting policies
Property, plant and equipment estimated useful lives	4 years
Cabinets | Maximum
Summary of principal accounting policies
Property, plant and equipment estimated useful lives	5 years
Power banks
Summary of principal accounting policies
Property, plant and equipment estimated useful lives	3 years
Computer and electronic equipment
Summary of principal accounting policies
Property, plant and equipment estimated useful lives	3 years
Production tools
Summary of principal accounting policies
Property, plant and equipment estimated useful lives	5 years
Software
Summary of principal accounting policies
Property, plant and equipment estimated useful lives	10 years
Photovoltaic power stations
Summary of principal accounting policies
Property, plant and equipment estimated useful lives	20 years
Others | Minimum
Summary of principal accounting policies
Property, plant and equipment estimated useful lives	3 years
Others | Maximum
Summary of principal accounting policies
Property, plant and equipment estimated useful lives	5 years
Leasehold improvements
Summary of principal accounting policies
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember